Inventory (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Inventory	$ 958,575		$ 958,575	$ 958,575		$ 958,575	$ 986,674
Research and development	54,078	$ 313,353	136,100		$ 563,587	1,160,771	944,330
Commercial Product Research and Development [Member]
Research and development				28,099		28,099
Germany [Member]
Inventory	924,452		924,452	924,452		924,452	924,452
Inventory reserves	$ 0		$ 0	$ 0		$ 0	$ 0